CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Share Capital	Treasury Shares	Additional Paid in Capital	Contributed Surplus	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2021		136,811,842
Beginning balance at Dec. 31, 2021	$ 889.9	$ 13.8	$ (13.7)	$ 1,978.0	$ 0.0	$ (1,088.2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares (in shares)		92,046,404
Issue of common shares	313.8	$ 9.2		304.6
Equity issuance costs	(15.7)			(15.7)
Shares cancelled (in shares)		(981)
Shares cancelled	0.0
Stock based compensation (in shares)		90,822
Stock based compensation	2.6		3.9	(1.3)
Distributions to shareholders	0.0
Total comprehensive loss	(292.8)					(292.8)
Ending balance (in shares) at Dec. 31, 2022		228,948,087
Ending balance at Dec. 31, 2022	$ 897.8	$ 23.0	(9.8)	2,265.6	0.0	(1,381.0)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares (in shares)	8,816,793	23,260,063
Issue of common shares	$ 61.3	$ 3.5	(1.2)	59.0
Movement in treasury shares (in shares)	(14,443,270)
Equity issuance costs	$ (1.7)			(1.7)
Treasury shares brought back (in shares)		(125,000)
Repurchase of treasury shares	(0.8)		(0.8)
Convertible debt issuance cost	10.9			10.9
Reduction in share premium / APIC	0.0			(2,000.0)	2,000.0
Stock based compensation (in shares)		498,886
Stock based compensation	6.3		2.9	3.4
Distributions to shareholders	(11.9)				(11.9)
Total comprehensive loss	22.1					22.1
Ending balance (in shares) at Dec. 31, 2023		252,582,036
Ending balance at Dec. 31, 2023	$ 984.0	$ 26.5	(8.9)	337.2	1,988.1	(1,358.9)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares (in shares)	0
Movement in treasury shares (in shares)	3,582,581	(3,582,581)
Movement in treasury shares	$ 0.0		(0.4)	0.4
Treasury shares brought back (in shares)		(5,086,786)
Repurchase of treasury shares	(19.9)		(19.9)
Stock based compensation (in shares)		1,014,152
Stock based compensation	11.5		8.3	3.2
Distributions to shareholders	(64.4)				(64.4)
Total comprehensive loss	82.1					82.1
Ending balance (in shares) at Dec. 31, 2024		244,926,821
Ending balance at Dec. 31, 2024	$ 993.3	$ 26.5	$ (20.9)	$ 340.8	$ 1,923.7	$ (1,276.8)